Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of Group's investments in joint ventures
	06.30.2024	06.30.2023
Beginning of the year	137,733	129,162
Sale of interest in associates and joint ventures (i)	(26,195)	-
Capital contributions (Note 30)	-	203
Share of profit	34,037	9,740
Currency translation adjustment	(82)	(187)
Dividends (Note 30)	(16,135)	(1,185)
End of the year (i)	129,358	137,733

Schedule of additional information related to the Groups investment
Name of the entity	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive income / (loss)
	06.30.2024	06.30.2023	06.30.2022	06.30.2024	06.30.2023	06.30.2024	06.30.2023	06.30.2022
Associates and joint ventures
New Lipstick	49.96%	49.96%	49.96%	1,080	903	(31)	(245)	554
BHSA (1)	29.89%	29.91%	29.91%	103,790	88,862	29,251	11,454	6,992
BACS (2)	56.34%	56.35%	56.35%	7,598	5,227	2,372	(436)	(665)
Nuevo Puerto Santa Fe	50.00%	50.00%	50.00%	4,450	4,600	292	423	1,449
Quality (3)	-	50.00%	50.00%	-	25,961	-	(5,142)	(7,869)
La Rural SA	50.00%	50.00%	50.00%	10,618	4,510	7,562	2,619	(338)
GCDI (4)	27.39%	27.82%	27.82%	1,286	7,116	(5,679)	603	(5,792)
Other joint ventures	N/A	N/A	N/A	536	554	188	277	(955)
Total associates and joint ventures				129,358	137,733	33,955	9,553	(6,624)
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote		Latest financial statements issued
					Share capital (nominal value)		(Loss) / profit for the year		Shareholders equity
Associates and joint ventures
New Lipstick	USA	Real estate	23,631,037	(*)	47	(*)	(3)	(*)	(47)
BHSA (1)	Argentina	Financial	448,345,794	(**)	1,500	(**)	97,803	(**)	338,752
BACS (2)	Argentina	Financiera	33,125,751	(**)	88	(**)	6,288	(**)	20,143
Nuevo Puerto Santa Fe	Argentina	Inmobiliaria	138,750		28		585		8,486
La Rural SA	Argentina	Organization of events	714,998		1		15,591		20,891
GCDI (4)	Argentina	Real estate	250,729,447		915		(20,057)		4,788

Schedule of financial information of the joint ventures considered to be material
	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	% of ownership interest held	Interest in associate and joint venture	Goodwill and others	Book value
	06.30.2024
Associates
BHSA	1,633,715	617,196	1,856,705	42,558	351,648	29.89%	105,108	(1,318)	103,790
GCDI	28,010	89,654	66,113	46,763	4,788	27.39%	1,312	(26)	1,286
Joint ventures
Nuevo Puerto Santa Fe	2,148	10,735	724	3,673	8,486	50.00%	4,243	207	4,450

	06.30.2023
Associates
BHSA	1,932,586	517,340	2,128,200	24,495	297,231	29.91%	88,902	(40)	88,862
GCDI	55,350	99,378	66,768	62,380	25,580	27.82%	7,116	-	7,116
Joint ventures
Nuevo Puerto Santa Fe	2,166	11,600	1,152	3,830	8,784	50.00%	4,392	208	4,600
	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividend distribution	Cash of operating activities	Cash of investing activities	Cash of financing activities	Changes in cash and cash equivalents
	06.30.2024
Associates
BHSA	1,427	97,803	97,803	(47,640)	216,033	(2,319)	(17,640)	196,074
GCDI	37,193	(12,100)	(7,897)	-	(857)	969	(684)	(572)
Joint ventures
Nuevo Puerto Santa Fe	4,084	585	585	(884)	785	215	(1,172)	(172)

	06.30.2023
Associates
BHSA	626,247	38,290	38,290	-	30,008	(4,102)	29,913	55,819
GCDI	49,859	988	1,861	-	(2,092)	1,861	238	7
Joint ventures
Nuevo Puerto Santa Fe	4,075	846	846	(1,602)	2,668	(1,202)	(1,856)	(390)